Qualitative and Quantitative Information of Financial Risks - Summary of Contracts Holding (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / kr € / $ € / ¥	Dec. 31, 2020 EUR (€) € / $ € / kr € / SFr € / ¥
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, Carrying amount	€ (248,491)	€ (375,358)
Financial assets, Carrying amount	28,551	48,244
Forward Currency Contracts | Currency Exchange Rate Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	47,064	28,011
Forward Currency Contracts | Currency Exchange Rate Risk | Carrying Amount
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial Assets and Liabilities Carrying Value	49	4
Forward Currency Contracts | Currency Exchange Rate Risk | DKK | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	36,702	19,554
Forward Currency Contracts | Currency Exchange Rate Risk | DKK | 9 to 12 Months | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	€ 36,702	€ 19,554
Average forward rate | € / kr	7.438	7.447
Forward Currency Contracts | Currency Exchange Rate Risk | DKK | Carrying Amount | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, Carrying amount	€ (21)	€ (12)
Forward Currency Contracts | Currency Exchange Rate Risk | USD | Other Current Financial Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	9,372	6,246
Forward Currency Contracts | Currency Exchange Rate Risk | USD | 9 to 12 Months | Other Current Financial Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	€ 9,372	€ 6,246
Average forward rate | € / $	1.139	1.230
Forward Currency Contracts | Currency Exchange Rate Risk | USD | Carrying Amount | Other Current Financial Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, Carrying amount	€ 50	€ 19
Forward Currency Contracts | Currency Exchange Rate Risk | CHF | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount		1,203
Forward Currency Contracts | Currency Exchange Rate Risk | CHF | 9 to 12 Months | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount		€ 1,203
Average forward rate | € / SFr		1.082
Forward Currency Contracts | Currency Exchange Rate Risk | CHF | Carrying Amount | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, Carrying amount		€ (3)
Forward Currency Contracts | Currency Exchange Rate Risk | JPY | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount		1,008
Forward Currency Contracts | Currency Exchange Rate Risk | JPY | Other Current Financial Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	990
Forward Currency Contracts | Currency Exchange Rate Risk | JPY | 9 to 12 Months | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount		€ 1,008
Average forward rate | € / ¥		126.55
Forward Currency Contracts | Currency Exchange Rate Risk | JPY | 9 to 12 Months | Other Current Financial Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional amount	€ 990
Average forward rate | € / ¥	128.750
Forward Currency Contracts | Currency Exchange Rate Risk | JPY | Carrying Amount | Current Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, Carrying amount		€ 0
Forward Currency Contracts | Currency Exchange Rate Risk | JPY | Carrying Amount | Other Current Financial Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, Carrying amount	€ 20